Fair Value of Financial Instruments - Derivative Contract Positions (Details) bbl in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) bbl	Mar. 31, 2018 USD ($) bbl
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 6,168	$ (6,061)
Net cash collateral provided (held)	1,532	(976)
Net commodity derivative (liability) asset	7,700	(7,037)
Crude oil fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 979	$ (8,960)
Crude oil fixed-price | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	1,961	1,376
Propane fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 608	$ 1,849
Propane fixed-price | Long
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	198	14
Refined products fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 376	$ 215
Refined products fixed-price | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl	177	229
Cross-commodity
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (430)
Cross-commodity | Long
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		155
Crude oil index
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (6)
Crude oil index | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		10
Refined products index
Derivative contract information
Fair Value of Net Assets (Liabilities)		$ (17)
Refined products index | Short
Derivative contract information
Net Long (Short) Notional Units (in barrels) | bbl		4
Other
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 4,205	$ 1,288